                                                                     MAY 1, 2000
                                                AS SUPPLEMENTED JANUARY 17, 2001

RYDEX VARIABLE TRUST

PROSPECTUS

BENCHMARK FUNDS

NOVA

URSA

OTC

ARKTOS

LARGE-CAP EUROPE

LARGE-CAP JAPAN


SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO]RYDEX.
TOOLS THAT POWER PORTFOLIOS

2

RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Variable Trust (the "Trust") is a mutual fund complex with a number of separate investment portfolios (the "Funds"). This prospectus describes twenty-four Funds, which are grouped into three categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Benchmark Funds, Sector Funds, and Money Market Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

                                                                    PROSPECTUS 3

TABLE OF CONTENTS
--------------------------------------------------------------------------------
   RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION

6  NOVA FUND

8  URSA FUND

10 OTC FUND

12 ARKTOS FUND

14 LARGE-CAP EUROPE FUND

16 LARGE-CAP JAPAN FUND

   RYDEX SECTOR FUNDS

18 COMMON RISK/RETURN INFORMATION

19 BANKING

21 BASIC MATERIALS

23 BIOTECHNOLOGY

25 CONSUMER PRODUCTS

27 ELECTRONICS

29 ENERGY

31 ENERGY SERVICES

33 FINANCIAL SERVICES

35 HEALTH CARE

37 INTERNET

39 LEISURE

41 PRECIOUS METALS

43 RETAILING

45 TECHNOLOGY

47 TELECOMMUNICATIONS

49 TRANSPORTATION

51 UTILITIES

   MONEY MARKET FUND

53 U.S. GOVERNMENT MONEY MARKET FUND

55 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

61 PURCHASING AND REDEEMING SHARES

62 DIVIDENDS, DISTRIBUTIONS, AND TAXES

63 MANAGEMENT OF THE FUNDS

65 FINANCIAL HIGHLIGHTS

70 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

4

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

                                                                    PROSPECTUS 5

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6

NOVA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index -TM- (the "S&P 500 Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

                                                                    PROSPECTUS 7

NOVA FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    30.06
1999    23.28

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.17% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)

                                          NOVA FUND          S&P 500 INDEX(2)
----------------------------------------------------------------------------
PAST ONE YEAR                              23.28%                19.53%
SINCE INCEPTION (05/07/97)                 28.83%                24.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

8

URSA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Ursa Master Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 9

URSA FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        -21.93
1999        -15.06

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 9.11% (QUARTER ENDED SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.91% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                        URSA FUND           S&P 500 INDEX(2)
----------------------------------------------------------------------------
PAST ONE YEAR                            -15.06%               19.53%
SINCE INCEPTION (06/10/97)(3)            -19.51%               22.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

10

OTC FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                   PROSPECTUS 11

OTC FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998         83.76
1999        101.32

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                        OTC FUND        NASDAQ 100 INDEX(2)
---------------------------------------------------------------------------
PAST ONE YEAR                            101.32%             101.95%
SINCE INCEPTION (05/07/97)                67.70%              69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

12

ARKTOS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index. The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index, and the Arktos Master Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities, futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the NASDAQ 100 Index's performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the NASDAQ 100 Index's concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                   PROSPECTUS 13

ARKTOS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

14

LARGE-CAP EUROPE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Stoxx 50 Index is increasing. When the value of the Stoxx 50 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the European markets and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Stoxx 50 Index.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                   PROSPECTUS 15

LARGE-CAP EUROPE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LARGE-CAP EUROPE FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

16

LARGE-CAP JAPAN FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "Topix 100 Index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the Japanese market and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Topix 100 Index.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                   PROSPECTUS 17

LARGE-CAP JAPAN FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LARGE-CAP JAPAN FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

18

RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING                      INTERNET

BASIC MATERIALS              LEISURE

BIOTECHNOLOGY                PRECIOUS METALS

CONSUMER PRODUCTS            RETAILING

ELECTRONICS                  TECHNOLOGY

ENERGY                       TELECOMMUNICATIONS

ENERGY SERVICES              TRANSPORTATION

FINANCIAL SERVICES           UTILITIES

HEALTH CARE

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

                                                                   PROSPECTUS 19

BANKING FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

20

BANKING FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 21

BASIC MATERIALS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

22

BASIC MATERIALS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 23

BIOTECHNOLOGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

24

BIOTECHNOLOGY FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 25

CONSUMER PRODUCTS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

26

CONSUMER PRODUCTS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 27

ELECTRONICS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

28

ELECTRONICS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 29

ENERGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

30

ENERGY FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 31

ENERGY SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

32

ENERGY SERVICES FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 33

FINANCIAL SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

34

FINANCIAL SERVICES FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 35

HEALTH CARE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

36

HEALTH CARE FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 37

INTERNET FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

38

INTERNET FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 39

LEISURE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

40

LEISURE FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 41

PRECIOUS METALS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

42

PRECIOUS METALS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998        -17.24
1999         -3.58

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.22% (QUARTER ENDED SEPTEMBER 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -13.80% (QUARTER ENDED DECEMBER 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  PRECIOUS METALS FUND       S&P 500 INDEX(2)
-----------------------------------------------------------------------------
PAST ONE YEAR                              -3.58%                  19.53%
SINCE INCEPTION (05/29/97)                -20.04%                  23.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

                                                                   PROSPECTUS 43

RETAILING FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

44

RETAILING FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 45

TECHNOLOGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

46

TECHNOLOGY FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 47

TELECOMMUNICATIONS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

48

TELECOMMUNICATIONS FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 49

TRANSPORTATION FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

50

TRANSPORTATION FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 51

UTILITIES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

52

UTILITIES FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 53

U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

54

U.S. GOVERNMENT MONEY MARKET FUND
FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998         2.22%
1999         3.92%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.09% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.64% (QUARTERS ENDED MARCH 31, 1998 AND JUNE 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

               U.S. GOVERNMENT MONEY MARKET FUND    90-DAY TREASURY COMPOSITE(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                    3.92%                       4.64%
SINCE INCEPTION (05/07/97)       3.41%                          -%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - Call (800) 820-0888 or visit www.rydexfunds.com for the Fund's current yield.

                                                                   PROSPECTUS 55

MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova, Ursa, OTC, and Arktos Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Large-Cap Europe and Large-Cap Japan Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                    150% OF THE PERFORMANCE OF THE S&P 500 INDEX-TM-

URSA FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                             500 INDEX-TM-

OTC FUND                     100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM-

ARKTOS FUND                  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                             100 INDEX-TM-

LARGE-CAP EUROPE FUND        DOW JONES STOXX 50-TM- INDEX

LARGE-CAP JAPAN FUND         TOPIX 100 INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

DOW JONES STOXX 50-TM- INDEX. The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indexes are published by the Tokyo Stock Exchange.

56

--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sectors in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Four of the Benchmark Funds, the Nova, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa and Arktos Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

58

--------------------------------------------------------------------------------

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------

SWAP COUNTERPARTY CREDIT RISK (LARGE-CAP EUROPE AND LARGE-CAP JAPAN FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (LARGE-CAP JAPAN FUND) - Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Large-Cap Japan Fund's investments in a single country - Japan
- is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

   FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

   OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on

60

--------------------------------------------------------------------------------

   the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC, ARKTOS, AND SECTOR FUNDS) - The normal close of trading of securities on the NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA AND ARKTOS FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------

SMALL ISSUER RISK (BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

PURCHASING AND REDEEMING SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business and, for the International Funds, the index underlying a Fund's benchmark is published (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed of trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders.

62

--------------------------------------------------------------------------------

For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Funds price their shares at the close of the NYSE. As such, the value assigned to an International Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the International Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' Statement of Additional Information ("SAI").

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------

In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Global Advisors (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended December 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                              .75%

URSA                                                              .90%

OTC                                                               .75%

ARKTOS*                                                           .90%

SECTOR FUNDS (EXCEPT PRECIOUS METALS)*                            .85%

PRECIOUS METALS                                                   .75%

U.S. GOVERNMENT MONEY MARKET                                      .50%

LARGE-CAP EUROPE*                                                 .90%

LARGE-CAP JAPAN*                                                  .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE ARKTOS, LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR (EXCEPT PRECIOUS METALS) FUNDS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2000. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

64

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

FUND                    MANAGER               BIOGRAPHY
--------------------------------------------------------------------------------
OTC                     Mike Byrum, CFA       Part of the original Rydex
                                              investment team when the Advisor
                                              was founded in 1993. He was
                                              named Vice President in 1998.
                                              Prior to joining Rydex he was
                                              associated in a brokerage
                                              capacity with Money Management
                                              Associates, the investment
                                              advisor to the Rushmore Funds.

NOVA                    Tom Michael           Joined Rydex in 1994 as the
                                              portfolio manager of Nova. He
                                              was named Senior Portfolio
                                              Manager in 1999. Prior to
                                              joining Rydex he was a
                                              Derivatives Strategist at Cedar
                                              Street Investment Management in
                                              Chicago, Ill. He also served as
                                              Director of Research at Chicago
                                              based Chronometrics.

U.S. GOVERNMENT         Anne Ruff             Joined Rydex in 1996 as the
MONEY MARKET                                  portfolio manager for the U.S.
                                              Government Money Market Fund.
                                              She is also editor of Rydex
                                              Today, a newsletter for
                                              investment advisors. Prior to
                                              joining Rydex she served as the
                                              Assistant Vice President and
                                              Portfolio Manager of a
                                              fixed-income portfolio for
                                              United Services Life Insurance
                                              Companies.

URSA                    Team Managed          Each of these Funds is managed by
ARKTOS                                        a team of investment
                                              professionals and no one person
                                              is responsible for making
                                              investment decisions for a Fund.

LARGE-CAP EUROPE        Team Managed          Each of these Funds is managed by
LARGE-CAP JAPAN                               a team of investment
                                              professionals and no one person
                                              is responsible for making
                                              investment decisions. Chuck
                                              Tennes has group leadership over
                                              the Funds. Chuck joined Rydex in
                                              1999 as senior portfolio manager
                                              with extensive experience in
                                              international finance. He served
                                              as Chief Investment Officer at
                                              GIT Investment Funds in
                                              Arlington, Virginia from April
                                              1985 to January 1997 where he
                                              managed an emerging markets
                                              equity fund that invested in
                                              more than 30 countries.

SECTOR FUNDS            Team Managed          Each of the Sector Funds is
                                              managed by a team of investment
                                              professionals and no one person
                                              is responsible for making
                                              investment decisions for a Fund.
                                              Dan Gillespie has group
                                              leadership over the 17 Rydex
                                              Sector Funds management teams.
                                              Dan joined Rydex in 1997 and was
                                              named Senior Portfolio Manager
                                              in 1998. Prior to joining Rydex,
                                              he was a portfolio manager at
                                              GIT Investment Funds in
                                              Arlington, Virginia from July
                                              1994 to January 1997 and at
                                              Rushmore Funds in Bethesda,
                                              Maryland from February 1991 to
                                              July 1994.

                                                                   PROSPECTUS 65

NOVA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

                                                  YEAR           YEAR        PERIOD
                                                 ENDED          ENDED         ENDED
                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                  1999           1998          1997*
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $ 15.88        $ 12.21       $ 10.00
                                               -------        -------       -------
  Net Investment Income (Loss)                     .49            .04           .07
  Net Realized and Unrealized
   Gains (Losses) on Securities                   3.10           3.63          2.14
                                               -------        -------       -------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                      3.59           3.67          2.21
  Dividends to Shareholders from
   Net Investment Income                          (.01)           .00           .00
  Distributions (from capital gains)              (.89)           .00           .00
                                               -------        -------       -------
  Net Increase (Decrease) in Net Asset Value      2.69           3.67          2.21
                                               -------        -------       -------
NET ASSET VALUE--END OF PERIOD                 $ 18.57        $ 15.88       $ 12.21
                                               =======        =======       =======
TOTAL INVESTMENT RETURN                          23.28%         30.06%           --
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                  1.55%          3.26%         9.09%**
  Net Expenses                                    1.55%          3.22%         2.80%**
  Net Investment Income (Loss)                    2.90%          0.27%         0.91%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                         0%             0%          178%
  Net Assets, End of Period
   (000's omitted)                             $92,922        $29,258       $10,448
------------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS: NOVA--MAY 7, 1997

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+ DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

66

URSA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR       JUNE 10,          MAY 24,          MAY 7,
                                              ENDED          ENDED        1997 TO          1997 TO         1997 TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          JUNE 3,         MAY 21,
                                               1999           1998          1997+            1997+          1997+*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--
  Beginning of Period                       $  6.30         $ 8.07         $ 9.36           $ 9.57          $10.00
                                            -------         ------         ------           ------          ------
  Net Investment Income (Loss)                  .20            .06           (.01)             .00            (.04)
  Net Realized and Unrealized
   Gains (Losses) on Securities               (1.15)         (1.83)         (1.28)             .01            (.33)
                                            -------         ------         ------           ------          ------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations             (.95)         (1.77)         (1.29)             .01            (.37)
  Dividends to Shareholders from
   Net Investment Income                        .00            .00            .00              .00             .00
  Distributions (from capital gains)            .00            .00            .00              .00             .00
                                            -------         ------         ------           ------          ------
  Net Increase (Decrease) in
   Net Asset Value                             (.95)         (1.77)         (1.29)             .01            (.37)
                                            -------         ------         ------           ------          ------
NET ASSET VALUE--END OF PERIOD              $  5.35         $ 6.30         $ 8.07           $ 9.58          $ 9.63
                                            =======         ======         ======           ======          ======
TOTAL INVESTMENT RETURN                      (15.06)%       (21.93)%           --               --              --
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.73%          3.76%          9.21%**         85.10%**        13.62%**
  Net Expenses                                 1.73%          3.59%          2.90%**          2.90%**         2.90%**
  Net Investment Income (Loss)                 3.34%          0.89%         (0.27)%**         2.76%**       (10.05)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                      0%             0%             0%               0%              0%
  Net Assets, End of Period
   (000's omitted)                          $32,310         $5,509         $2,879           $   --          $   --
------------------------------------------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS: URSA--MAY 7, 1997

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+ DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 67

U.S. GOVERNMENT MONEY MARKET
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR         PERIOD
                                              ENDED          ENDED          ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               1999           1998           1997*
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $  1.00        $ 10.32        $ 10.00
                                            -------        -------        -------
  Net Investment Income (Loss)                  .04            .08            .31
  Net Realized and Unrealized
   Gains (Losses) on Securities                 .00            .00            .01
                                            -------        -------        -------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations              .04            .08            .32
  Dividends to Shareholders from
   Net Investment Income                       (.04)          (.01)           .00
   Distributions (from capital gains)           .00            .00            .00
  Adjustment due to Reorganization              .00          (9.39)           .00
                                            -------        -------        -------
  Net Increase (Decrease) in Net
   Asset Value                                   --          (9.32)           .32
                                            -------        -------        -------
NET ASSET VALUE--END OF PERIOD              $  1.00        $  1.00        $ 10.32
                                            =======        =======        =======
TOTAL INVESTMENT RETURN                        3.92%          2.22%          --
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.39%          2.99%          6.82%**
  Net Expenses                                 1.39%          2.67%          2.20%**
  Net Investment Income (Loss)                 3.64%          2.61%          3.34%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                      0%             0%             0%
  Net Assets, End of Period
   (000's omitted)                          $99,396        $40,971        $17,903
---------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS: U.S. GOVERNMENT MONEY MARKET--MAY 7, 1997

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PROSPECTUS PERIOD.

68

OTC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

                                                YEAR            YEAR          PERIOD
                                               ENDED           ENDED           ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                1999            1998            1997*
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $  19.57         $ 10.65          $10.00
                                            --------         -------          ------
  Net Investment Income (Loss)                  (.33)           (.40)           (.09)
  Net Realized and Unrealized
   Gains (Losses) on Securities                19.88            9.32             .74
                                            --------         -------          ------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations             19.55            8.92             .65
  Dividends to Shareholders from
   Net Investment Income                         .00             .00             .00
   Distributions (from capital gains)           (.60)            .00             .00
  Adjustment due to Reorganization               .00             .00             .00
                                            --------         -------          ------
  Net Increase (Decrease) in Net
   Asset Value                                 18.95            8.92             .65
                                            --------         -------          ------
NET ASSET VALUE--END OF PERIOD              $  38.52         $ 19.57          $10.65
                                            ========         =======          ======
TOTAL INVESTMENT RETURN                       101.32%          83.76%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.55%           2.96%           9.07%**
  Net Expenses                                  1.55%           2.96%           2.80%**
  Net Investment Income (Loss)                 (1.24)          (2.67)%         (1.22)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                     953%          1,077%            450%
  Net Assets, End of Period
   (000's omitted)                          $373,458         $22,038          $2,367
------------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS: OTC--MAY 7, 1997

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 69

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

                                              YEAR          YEAR        PERIOD
                                             ENDED         ENDED         ENDED
                                      DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                              1999          1998          1997*
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $ 5.81        $ 7.02        $10.00
                                            ------        ------        ------
  Net Investment Income (Loss)                (.07)         (.16)         (.11)
  Net Realized and Unrealized
   Gains (Losses) on Securities               (.14)        (1.05)        (2.87)
                                            ------        ------        ------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations            (.21)        (1.21)        (2.98)
  Dividends to Shareholders from
   Net Investment Income                      (.17)          .00           .00
   Distributions (from capital gains)          .00           .00           .00
  Adjustment due to Reorganization             .00           .00           .00
                                            ------        ------        ------
  Net Increase (Decrease) in Net
   Asset Value                                (.38)        (1.21)        (2.98)
                                            ------        ------        ------
NET ASSET VALUE--END OF PERIOD              $ 5.43        $ 5.81        $ 7.02
                                            ======        ======        ======
TOTAL INVESTMENT RETURN                      (3.58)       (17.24)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              2.17%         3.39%         9.76%**
  Net Expenses                                2.17%         3.23%         2.80%**
  Net Investment Income (Loss)               (1.39)%       (2.31)%       (2.19)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 1,239%        1,739%          914%
  Net Assets, End of Period
   (000's omitted)                          $6,992        $2,695        $  518
-------------------------------------------------------------------------------

* COMMENCEMENT OF OPERATIONS: PRECIOUS METALS--MAY 29, 1997

** ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

70

BENCHMARK INFORMATION
--------------------------------------------------------------------------------

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD AND POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

THE LARGE-CAP EUROPE FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES, INC. ("DOW JONES") OR STOXX LTD. ("STOXX") OR ANY AFFILIATE OF DOW JONES OR STOXX; AND THE LARGE-CAP JAPAN FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE TOKYO STOCK EXCHANGE ("TSE"), THE PUBLISHER OF THE TOPIX 100 INDEX.

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER DOW JONES, STOXX NOR TSE MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX TO TRACK GENERAL EUROPEAN OR JAPANESE STOCK MARKET PERFORMANCE, RESPECTIVELY.

NEITHER S&P NOR NASDAQ GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER DOW JONES, STOXX NOR TSE GUARANTEES THE ACCURACY OR THE COMPLETENESS OF THE STOXX 50-SM- INDEX AND THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS. THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER DOW JONES, STOXX NOR THE TSE MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE STOXX 50-SM- INDEX NOR THE TOPIX 100 INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

                                                                 PROSPECTUS   BC

--------------------------------------------------------------------------------

Additional information about the Funds is included in the SAI dated May 1, 2000, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-8821.